LARGE COMPANY VALUE FUND
LARGE COMPANY VALUE FUND
American Century Capital Portfolios, Inc. Prospectus Supplement Large Company Value Fund
Supplement dated November 1, 2012 ▪ Prospectus dated August 1, 2012

The following replaces the footnote to the Average Annual Total Returns table on page 4 of the prospectus.

1	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception	Inception Date
LARGE COMPANY VALUE FUND A CLASS	[1]	(4.83%)	(4.77%)	2.09%		Oct. 26, 2000
[1]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.